Offerings - Offering: 1	Sep. 12, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	2,275,000
Proposed Maximum Offering Price per Unit	6.89
Maximum Aggregate Offering Price	$ 15,674,750
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,399.8
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers an indeterminate number of additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Gogo Inc. issuable with respect to the shares being registered hereunder by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration which results in an increase in the number of the outstanding shares of Common Stock.

(2)
Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) and (h) under the Securities Act, based on the average of the high and low sales prices of the Common Stock on the Nasdaq Global Select Market on March 7, 2025.

(3)
Represents shares of Common Stock issuable upon the settlement of equity awards to be granted as employment inducement awards pursuant to Rule 5635(c)(4) of the Nasdaq Listing Rules. For more information, see the “Explanatory Note” to this registration statement on Form
S-8.